Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (19,619)	$ (17,773)
Intangible assets, net	60,607	11,849
ERP-Zhituo software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	30,183	29,622
Nasdaq membership [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	50,043
Less: accumulated amortization	$ (19,619)	$ (17,773)